FINANCIAL RISK MANAGEMENT	12 Months Ended
Nov. 30, 2019
Disclosure Of Financial Risk Management Explanatory [Abstract]
FINANCIAL RISK MANAGEMENT [Text Block]

11. FINANCIAL RISK MANAGEMENT

The Company's financial assets consist of cash, and due from related parties. The estimated fair values of cash, subscription receivable, and due from related parties approximate their respective carrying values due to the short period to maturity.

Financial instruments measured at fair value are classified into one of three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values.  The three levels of the fair value hierarchy are:

a. Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities;

b. Level 2 - inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and

c. Level 3 - inputs that are not based on observable market data.

For the years ended November 30, 2019 and 2018, the fair value of the cash, accounts receivable, accounts payable, due to and from related parties and loans payable approximate the book value due to the short term nature.

The Company is exposed to a variety of financial instrument related risks. The Board approves and monitors the risk management processes, inclusive of counterparty limits, controlling and reporting structures. The type of risk exposure and the way in which such exposure is managed is provided as follows:

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations when they become due.  The Company ensures, as far as reasonably possible, it will have sufficient capital in order to meet short-term business requirements, after taking into account cash flows from operations and the Company's holdings of cash. The Company believes that these sources will be sufficient to cover the likely short-term cash requirements.

The Company's cash is currently invested in business accounts which is available on demand by the Company for its operations.

Interest Rate Risk

Interest rate risk is the risk that future cash flows will fluctuate as a result of changes in market interest rates. The Company has no significant interest rate risk  due to the short term nature of its interest generating assets.

Credit Risk

Credit risk is the risk of a loss when a counterparty to a financial instrument fails to meet its contractual obligations. The Company's exposure to credit risk is limited to its cash.  The Company limits its exposure to credit risk by holding its cash in deposits with high credit quality Canadian financial institutions.

Foreign Currency Risk

The Company is exposed to foreign currency risk on fluctuations related to cash, due from related parties and accounts payable and accrued liabilities that are denominated in US dollars. 10% fluctuations in the US dollar against the Canadian dollar have affected comprehensive loss for the nine-month period by approximately $7,110.